Financial Instruments and Fair Value (Details) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments and Fair Value [Abstract]
Derivative financial instruments	$ 4,699
Current derivative liability	$ 0	$ 26,238